OTHER COMPREHENSIVE INCOME (LOSSES) - Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Gains (losses) on derivatives designated as cash flow hedges, income taxes	$ (6)	$ 0	$ (5)	$ (1)
Unrealized (losses) gains on securities - FVTOCI, income taxes	$ (1)	$ 1	$ (2)	$ (5)